Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Due from Related Parties	Due from related parties consist of the following:
		As of December 31,
	Relationship	2022	2023	2023
		HKD	HKD	US$
Due from Ms. Siu	Controlling Shareholder	70,001	—	—
Due from NCH	Common controlled by Ms. Siu	16,202,732	—	—
Due to related parties consist of the following:
		As of December 31,
	Relationship	2022	2023	2023
		HKD	HKD	US$
Due to Ms. Siu	Controlling Shareholder	—	(59,106)	(7,567)
Due to NCH	Common controlled by Ms. Siu	—	(34,184,138)	(4,376,466)

Schedule of Related Party Transactions	In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, we also had the following transactions with related parties:
	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Agency income received by Neo-Concept UK from NCH	2,904,339	2,586,019	2,662,034	340,810
Purchase of apparel products from NCH	29,522,341	103,159,420	34,213,521	4,380,228
Rental expense paid to NCH	—	720,000	720,000	92,179
Management fee paid to NCH	4,223,236	—	—	—